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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21417

Registrant Name: NFJ DIVIDEND, INTEREST & PREMIUM STRATEGY FUND

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: January 31, 2010

Date of Reporting Period: April 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2009 (unaudited)

Shares
(000)		Value*
COMMON STOCK-71.4%
	Aerospace/Defense-2.6%
852	Boeing Co. (a)	$34,126,605

	Auto Manufacturers-0.6%
1,278	Ford Motor Co. (f)	7,644,001

	Beverages-0.6%
186	Coca-Cola Co.	7,994,213

	Commercial Banks-1.9%
435	PNC Financial Services Group, Inc.	17,269,500
400	Wells Fargo & Co.	8,004,000
		25,273,500

	Commercial Services & Supplies-1.6%
500	R.R. Donnelley & Sons Co. (a)	5,825,000
573	Waste Management, Inc.	15,271,242
		21,096,242
	Communications Equipment-0.8%
350	Harris Corp.	10,703,000

	Diversified Financial Services-1.8%
735	JP Morgan Chase & Co. (a)	24,287,571

	Diversified Telecommunication Equipment-0.6%
210	Embarq Corp. (a)	7,666,632

	Diversified Telecommunication Services-4.8%
350	AT&T, Inc. (a)	8,967,000
450	Verizon Communications, Inc. (a)	13,653,000
5,000	Windstream Corp. (a)	41,500,000
		64,120,000
	Electric Utilities-1.7%
204	Edison International (a)	5,816,040
152	Entergy Corp.	9,829,106
418	NRG Energy, Inc.	7,514,705
		23,159,851
	Energy Equipment & Services-3.5%
300	Diamond Offshore Drilling, Inc. (a)	21,723,000
1,225	Halliburton Co.	24,769,500
		46,492,500
	Food & Drug Retailing-1.0%
843	SUPERVALUE, Inc.	13,779,780

	Food Products-1.1%
633	Kraft Foods, Inc.—Cl. A	14,821,560

	Healthcare Equipment & Supplies-1.1%
447	Medtronics, Inc.	14,297,600

	Healthcare Providers & Services-1.0%
385	Cardinal Health, Inc. (a)	13,019,287

	Household Durables-2.6%
400	Black & Decker Corp. (a)	16,120,000
400	Whirlpool Corp.	18,064,000
		34,184,000
	Household Products-1.3%
350	Kimberly-Clark Corp.	17,199,000

	Industrial Conglomerates-2.7%
300	3M Co.	17,280,000
1,439	General Electric Co.	18,202,300
		35,482,300
	Insurance-5.1%
700	Allstate Corp. (a)	16,331,000
1,303	Lincoln National Corp. (a)	14,641,224
280	MetLife, Inc.	8,328,840
213	Platinum Underwriters Holdings Ltd.	6,134,771
550	Travelers Cos., Inc.	22,627,000
19	XL Capital Ltd.—Cl. A	182,877
		68,245,712
	Leisure Equipment & Products-1.6%
1,400	Mattel, Inc. (a)	20,944,000

	Machinery-1.1%
400	Caterpillar, Inc. (a)	14,232,000

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2009 (unaudited)

Shares
(000)			Value*
	Media-1.0%
1,906	CBS Corp.—Cl. B		$13,415,424

	Multi-Utilities-1.2%
683	Ameren Corp. (a)		15,713,452

	Office Electronics-1.0%
2,300	Xerox Corp.		14,053,000

	Oil, Gas & Consumable Fuels-13.3%
300	Chevron Corp. (a)		19,830,000
525	ConocoPhillips (a)		21,525,000
535	EnCana Corp. (a)		24,470,123
900	Marathon Oil Corp. (a)		26,730,000
429	Occidental Petroleum Corp.		24,170,926
550	Royal Dutch Shell PLC, ADR		25,124,000
500	Total SA, ADR		24,860,000
500	Valero Energy Corp.		9,920,000
			176,630,049
	Pharmaceuticals-5.2%
1,180	GlaxoSmithKline PLC, ADR (a)		36,299,876
2,500	Pfizer, Inc. (a)		33,400,000
			69,699,876
	Real Estate (REIT)-1.3%
1,200	Annaly Capital Management, Inc.		16,884,000

	Software-2.4%
1,562	Microsoft Corp. (a)		31,643,243

	Specialty Retail-2.2%
1,104	Home Depot, Inc. (a)		29,062,544

	Textiles, Apparel & Luxury Goods-1.1%
250	VF Corp.		14,817,500

	Thrifts & Mortgage Finance-1.1%
1,357	New York Community Bancorp, Inc.		15,353,325

	Tobacco-2.5%
1,014	Altria Group, Inc. (a)		16,558,620
450	Reynolds American, Inc. (a)		17,091,000
			33,649,620

	Total Common Stock (cost-$1,470,579,035)		949,691,387

CONVERTIBLE BONDS & NOTES-14.6%
Principal
Amount		Credit Rating
(000)		(Moody's/S&P)
	Coal-0.2%
$ 3,075	Peabody Energy Corp., 4.75%, 12/15/41	Ba3/B+	2,298,563

	Commercial Services-1.3%
7,300	Alliance Data Systems Corp., 1.75%, 8/1/13 (b) (c)	NR/NR	5,666,625
9,930	Quanta Services, Inc., 3.75%, 4/30/26 (c)	NR/NR	11,369,850
			17,036,475
	Computers-0.8%
11,485	Maxtor Corp., 6.80%, 4/30/10	Ba3/NR	11,370,150

	Electrical Components & Equipment-1.5%
6,780	EnerSys, 3.375%, 6/1/38 (e)	B2/BB	5,025,675
7,510	General Cable Corp., 0.875%, 11/15/13	B1/B+	6,148,812
14,000	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	8,680,000
			19,854,487

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2009 (unaudited)

Principal
Amount		Credit Rating
(000)		(Moody's/S&P)	Value*
	Entertainment-0.8%
$ 11,270	Regal Entertainment Group, 6.25%, 3/15/11 (b) (c)	NR/NR	$10,523,362

	Healthcare-Products-0.0%
1,000	China Medical Technologies, Inc., 4.00%, 8/15/13	NR/NR	568,750

	Hotel/Gaming-0.1%
1,402	Mandalay Resort Group, 1.977%, 3/21/33 (f) (h)	Caa2//CCC	1,513,970

	Insurance-0.4%
5,100	Prudential Financial, Inc., 0.00%, 12/15/37 (d)	Baa2/A	5,049,000

	Internet-0.3%
4,200	Equinix, Inc., 2.50%, 4/15/12	NR/B-	3,822,000

	Machinery-Diversified-0.2%
2,540	AGCO Corp., 1.25% 12/15/36	NR/BB	2,174,875

	Media-0.2%
3,765	Liberty Media LLC, 3.125% 3/30/23	Ba2/BB+	3,101,419

	Oil & Gas-1.6%
3,500	Chesapeake Energy Corp., 2.50% 5/15/37	Ba3/BB	2,550,625
10,080	Nabors Industries, Inc., 0.94%, 5/15/11	NR/BBB+	9,210,600
11,455	Transocean, Inc., 1.50%, 12/15/37	Baa2/BBB+	9,851,300
			21,612,525
	Pharmaceuticals-1.2%
4,225	Mylan, Inc., 1.25%, 3/15/12	NR/B+	3,754,969
8,035	Omnicare, Inc., 3.25%, 12/15/35	B3/B+	5,544,150
6,320	Watson Pharmaceuticals, Inc., 1.75%, 3/15/23	Ba2/BB+	6,185,700
			15,484,819
	Real Estate (REIT)-2.7%
8,450	Boston Properties L.P., 3.75%, 5/15/36	NR/A-	7,383,188
5,045	Developers Diversified Realty Corp., 3.00%, 3/15/12	NR/BB+	2,749,525
9,500	Digital Realty Trust L.P., 4.125%, 8/15/26 (b) (c)	NR/NR	11,423,750
5,000	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	4,787,500
11,145	Vornado Realty Trust, 3.625%, 11/15/26	Baa2/BBB	10,002,637
			36,346,600
	Retail-0.7%
12,800	Sonic Automotive, Inc., 5.25%, 5/7/09 (h)	Caa3/CCC-	9,280,000

	Semi-conductors-0.1%
1,000	Microchip Technology, Inc., 2.125%, 12/15/37	NR/NR	777,500

	Software-0.5%
	Lawson Software, Inc.,
5,000	2.50%, 4/15/12 (b) (c)	NR/NR	4,125,000
2,500	2.50%, 4/15/12	NR/NR	2,062,500
			6,187,500
	Telecommunications-2.0%
12,645	Nextel Communications, Inc., 5.25%, 1/15/10	Ba2/BB	12,471,131
11,710	NII Holdings, Inc., 3.125%, 6/15/12	NR/NR	8,606,850
6,585	Nortel Networks Corp., 2.125%, 4/15/14 (i)	NR/NR	1,547,475
4,505	Qwest Communications International, 3.50%, 11/15/25	B1/B+	4,431,794
			27,057,250

	Total Convertible Bonds & Notes (cost-$201,458,291)		194,059,245

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2009 (unaudited)

Shares		Credit Rating
(000)		(Moody's/S&P)	Value*
CONVERTIBLE PREFERRED STOCK-9.2%
	Agriculture-0.7%
	Bunge Ltd.,
96	4.875%, 12/31/49	Ba1/BB	$6,636,106
4	5.125%, 12/01/10	NR/BB	1,930,000
			8,566,106
	Banks-0.5%
11	Wells Fargo & Corp., 7.50%, 12/31/49, Ser. L	B2/A	6,828,900

	Commercial Services-0.2%
161	United Rentals, Inc., 6.50%, 8/1/28	Caa1/B-	2,215,950

	Diversified Financial Services-2.9%
	Bank of America Corp.,
15	7.25%, 12/31/49, Ser. L	B3/BB-	8,828,100
180	10.00%, 5/11/09, Ser. JNJ (Johnson & Johnson) (g)	A2/AA	8,922,960
281	Citigroup, Inc., 6.50%, 12/31/49, Ser. T	Ca/C	8,898,560
60	Eksportfinans AS, 10.00%, 6/13/09, Ser. AAPL (Apple, Inc.) (g)	Aa1/AA+	7,969,800
630	Lehman Brothers Holdings, Inc., 6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (g) (h) (i)	NR/NR	2,028,488
98	Lehman Brothers Holdings, Inc., 28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (g) (h) (i)	NR/NR	1,331,778
			37,979,686

	Electric-0.6%
244	AES Trust III, 6.75%, 10/15/29	B3/B	8,541,059

	Hand/Machine Tools-0.8%
16	Stanley Works, 5.125%, 5/17/12 (d)	A3/BBB+	10,469,850

	Insurance-0.3%
237	XL Capital, Ltd. 10.75%, 8/15/11	Baa1/A-	4,100,100

	Investment Companies-0.5%
	Vale Capital Ltd. (g),
21	5.50%, 6/15/10, Ser. RIO-P (Compania Vale ADS)	NR/NR	743,963
175	5.50%, 6/15/10, Ser. RIO (Compania Vale do Rio Doce)	NR/NR	6,122,375
			6,866,338
	Metals & Mining-0.3%
56	Freeport-McMoRan Copper & Gold, Inc., 6.75%, 5/1/10	NR/BB	3,821,481

	Oil & Gas-0.4%
85	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	5,351,850

	Pharmaceuticals-1.0%
65	Schering-Plough Corp., 6.00%, 8/13/10	Baa3/BBB	13,793,972

	Real Estate (REIT)-0.2%
602	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A	Caa2/CC	2,819,232

	Telecommunications-0.8%
239	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	10,869,723

	Total Convertible Preferred Stock (cost-$202,031,621)		122,224,247

SHORT-TERM INVESTMENT-7.5%
Principal
Amount
(000)
	Time Deposit-7.5%
$100,405	Societe Generale—Grand Cayman, 0.03%, 5/1/09 (cost-$100,405,257)		100,405,257

	Total Investments, before call options written (cost-$1,974,474,204)-102.7%		1,366,380,136

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2009 (unaudited)

Contracts		Value*
CALL OPTIONS WRITTEN (f)-(2.1)%
	American Stock Exchange Morgan Stanley Cyclical Flex Index,
800	strike price $425, expires 5/1/09	$ (8,070,400)
600	strike price $570, expires 6/12/09	(864,000)
	American Stock Exchange Morgan Stanley Cyclical Index,
750	strike price $470, expires 5/16/09	(4,338,750)
750	strike price $505, expires 6/5/09	(3,087,000)
	American Stock Exchange Oil Index,
400	strike price $910, expires 6/5/09	(902,000)
350	strike price $950, expires 5/29/09	(293,300)
700	strike price $960, expires 6/20/09	(1,036,000)
350	strike price $970, expires 5/16/09	(103,250)
	American Stock Exchange Pharmaceutical Index,
600	strike price $240, expires 6/20/09	(366,000)
600	strike price $250, expires 6/20/09	(150,000)
	iShares Dow Jones U.S. Telecommunications Sector Index
10,000	strike price $17, expires 5/16/09	(600,000)
3,000	strike price $18, expires 5/16/09	(60,000)
	Philadelphia Stock Exchange KBW Bank Index,
10,000	strike price $38, expires 5/1/09	-
10,000	strike price $41, expires 5/8/09	(110,000)
	Standard & Poors 500 Flex Index,
350	strike price $855, expires 5/1/09	(661,850)
400	strike price $885, expires 6/5/09	(1,254,400)
350	strike price $915, expires 5/29/09	(551,250)
350	strike price $920, expires 6/12/09	(700,000)
350	strike price $920, expires 6/20/09	(708,750)
	Standard & Poors 500 Index,
350	strike price $870, expires 5/16/09	(747,250)
350	strike price $875, expires 5/16/09	(659,750)
400	strike price $885, expires 5/16/09	(578,000)
400	strike price $890, expires 5/16/09	(502,000)
350	strike price $910, expires 5/16/09	(231,000)
350	strike price $915, expires 6/20/09	(712,250)
350	strike price $930, expires 6/20/09	(630,000)

	Total Call Options Written (premiums received-$14,180,828)	(27,917,200)

	Total Investments, net of call options written(cost-$1,960,293,376)-100.6%	1,338,462,936

	Other liabilities in excess of other assets – (0.6)%	(7,913,810)
	Net Assets-100.0%	$1,330,549,126

Notes to Schedules of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security, and the volatility observed in the market on such common stocks. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund's net asset value is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

NFJ Dividend, Interest & Premium Strategy Fund Schedule of Investments
April 30, 2009 (unaudited)

(a)	All or partial amount segregated as collateral for call options written.
(b)	144A security—Security exempt from registration under Rule 144A of the Securities Act of 1933.

These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers.
Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Private Placement. Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $43,108,587, representing 3.24% of net assets.
(d)	Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2009.
(e)	Step Bond: Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(f)	Non-income producing.
(g)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer. Such entity is identified in the parenthetical.

(h)	Fair-valued—Securities with an aggregate value of $14,154,236 representing 1.06% of net assets.
(i)	In default.

Glossary:
ADR-American Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Other Investments:

                 Transactions in call options written for the three months ended April 30, 2009:

	Contracts	Premiums
Options outstanding, January 31, 2009	28,100	$16,215,450
Options written	80,850	25,562,675
Options terminated in closing purchase transactions	(7,800)	(5,859,600)
Options expired	(57,900)	(21,737,697)

Options outstanding, April 30, 2009	43,250	$14,180,828

Fair Value Measurements
The Fund has adopted FASB statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

• Level 1 — quoted prices in active markets for identical investments that the portfolio has the ability to access
• Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges
• Level 3 — valuations based on significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

An investment asset or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the three months ended April 30, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques on Level 3 investments: multi-dimensional relational pricing model and estimating the price that would have prevailed in a liquid market for a security given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The following is a summary of the inputs used as of April 30, 2009 in valuing the Fund's investments carried at value:

	Investments in Securities
Valuation Inputs	Assets	Liabilities
Level 1 — Quoted Prices	$1,115,667,956	$ (11,423,000)
Level 2 — Other Significant Observable Inputs	236,557,944	(16,494,200)
Level 3 — Significant Unobservable Inputs	14,154,236	-
Total	$1,366,380,136	$ (27,917,200)

A roll forward of fair value measurement using significant unobservable inputs (Level 3) as of April 30, 2009, were as follows:

Investments in
Securities
Beginning balance, January 31, 2009	$23,022,467
Net purchases (sales) and settlements	(24,948,141)
Accrued discounts (premiums)	-
Total realized and unrealized gain (loss)	6,799,910
Transfers in and/or out of Level 3	9,280,000
Ending balance, April 30. 2009	$14,154,236

Item 2. Controls and Procedures

a) The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occured during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

          (a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: NFJ Dividend, Interest & Premium Strategy Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 19, 2009

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 19, 2009